OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Performance-based compensation expense comprises [Member]
OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs [Line Items]
Awards made	£ 509	£ 473	£ 475
Performance-based compensation expense deferred until later years comprises [Member]
OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs [Line Items]
Awards made	189	162	164
Current year [Member] | Performance-based compensation expense comprises [Member]
OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs [Line Items]
Awards made	362	334	312
Current year [Member] | Performance-based compensation expense deferred until later years comprises [Member]
OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs [Line Items]
Awards made	152	127	123
Prior year [Member] | Performance-based compensation expense comprises [Member]
OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs [Line Items]
Awards made	147	139	163
Prior year [Member] | Performance-based compensation expense deferred until later years comprises [Member]
OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs [Line Items]
Awards made	£ 37	£ 35	£ 41